Operating Lease	12 Months Ended
Dec. 31, 2025
Operating Lease [Abstract]
Operating lease

Note 6 - Operating lease

The Company has lease agreements with respect to offices. In December 2021, the Company entered into an office space lease agreement (which commenced on January 1, 2022). Monthly rent payments including utilities amount to approximately $7 thousand and indexed to Israeli consumer price index. The lease period is for 24 months with an option to extend the lease period for additional two periods of 24 months each (the first one was exercised by the Company). Accordingly, the Company recognized in the consolidated balance sheet a right-of-use asset in the amount of $306 thousand concurrently with the recognition of a lease liability in the same amount. In December 2025, the Company extended the lease period by an additional 2 years and as such recognized in the consolidated balance sheet a right-of-use asset in the amount of $170 thousand concurrently with the recognition of a lease liability in the same amount.

Operating lease:

December 31, 2025
U.S. dollars in thousands
Operating right of use asset	$170
Current operating lease liability	$98
Non-Current operating lease liability	$72
Total operating lease liability	$170

Maturity analysis of the Company’s lease liability:

December 31, 2025
U.S. dollars in thousands
Less than one year	$90
Two years	90

Total operating lease payments	$180

Less: imputed interest	$(10)

Present value of lease liability	$170

Additional information on lease

The following is a summary of weighted average remaining lease terms and discount rate for the Company’s leases:

December 31, 2025
Lease term (years)	2
Weighted average discount rate	6%

Presented hereunder are the lease payments the Company paid for the year ended December 31, 2025, 2024 and 2023:

	For the year ended December 31,
	2025	2024	2023
	U.S. dollars in thousands
Lease payments	80	75	75
	$80	$75	$75